Research and Development [Text Block]	12 Months Ended
Aug. 31, 2014
Research and Development [Abstract]
Research and Development [Text Block]

NOTE 14 — RESEARCH AND DEVELOPMENT

Research and development expenditures were $16.9 million, $8.7 million and $6.1 million in fiscal years 2014, 2013 and 2012, respectively. The increase in research and development expense in fiscal 2014 is further evidence of the Company’s commitment to innovation and belief that research and development is important to our organic growth strategy.